Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Subtotal	$ 374,817	$ 266,828
Less: accumulated depreciation and amortization	(198,150)	(127,111)
Property and equipment, net	176,667	139,717
Office and electric equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Subtotal	223,628	124,526
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Subtotal	128,162	120,629
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Subtotal	$ 23,027	$ 21,673